Unsecured Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Aggregate maturities of unsecured debt
2012	$ 99,396
2013	121,886
2014	311,930
2015	745,744
2016	432,840
Thereafter	315,031
Unsecured Debt, Total	2,026,817	1,603,834
Bank Lines [Member]
Aggregate maturities of unsecured debt
2012	0
2013	0
2014	0
2015	421,000
2016	0
Thereafter	0
Unsecured Debt, Total	421,000
Senior Unsecured Notes [Member]
Aggregate maturities of unsecured debt
2012	99,386
2013	121,886
2014	311,930
2015	324,744
2016	432,840
Thereafter	315,031
Unsecured Debt, Total	$ 1,605,817